ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Details) $ in Thousands, $ in Thousands		Dec. 31, 2020 ARS ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)
CURRENT ASSETS [Abstract]
Total current assets		$ 13,613,108		$ 24,546,366
NON-CURRENT ASSETS [Abstract]
Total non-current assets		13,766,615		17,707
Total assets		27,379,723		24,564,073
CURRENT LIABILITIES [Abstract]
Total current liabilities		5,034,005		9,062,626
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		42,932,658		43,375,367
TOTAL LIABILITIES		47,966,663		52,437,993
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		2,803,596		5,600,240
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		936,766		2,344,459
Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		42,932,658		43,375,367
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		4,653,406		13,294,402
Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets				373,058
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		18,319		1,421,253
NON-CURRENT ASSETS [Abstract]
Total non-current assets		13,759,012		7,356
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		6,147,453		8,813,414
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		673,142		644,239
NON-CURRENT ASSETS [Abstract]
Total non-current assets		7,603		10,351
Foreign Currency [Member]
CURRENT ASSETS [Abstract]
Total current assets		8,090,640	$ 96,375	17,013,102	$ 209,360
NON-CURRENT ASSETS [Abstract]
Total non-current assets		13,755,917	163,858	0	0
Total assets		21,846,557	260,233	17,013,102	209,360
CURRENT LIABILITIES [Abstract]
Total current liabilities		2,765,346	32,862	7,284,222	89,339
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		42,932,658	510,192	44,491,754	545,679
TOTAL LIABILITIES		45,698,004	543,054	51,775,976	635,018
Foreign Currency [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 1,828,580	$ 21,730	4,859,055	59,595
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	84.150	84.150
Foreign Currency [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 936,766	$ 11,132	2,344,459	28,754
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	84.150	84.150
Foreign Currency [Member] | Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 42,932,658	$ 510,192	43,375,367	531,987
Exchange rate (in Ps. per dollars) | $ / $	[1]	84.150	84.150
Foreign Currency [Member] | Contract Liabilities [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 0	$ 0	80,708	990
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 0	$ 0	1,116,387	13,692
Exchange rate (in Ps. per dollars) | $ / $	[1]	84.150	84.150
Foreign Currency [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 3,815,863	$ 45,454	11,695,273	143,920
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	83.950	83.950
Foreign Currency [Member] | Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 0	$ 0	373,058	4,591
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	83.950	83.950
Foreign Currency [Member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 15,279	$ 182	1,416,686	17,433
NON-CURRENT ASSETS [Abstract]
Total non-current assets		$ 13,755,917	$ 163,858	0	0
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	83.950	83.950
Foreign Currency [Member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 2,120,788	$ 25,263	0	0
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	83.950	83.950
Foreign Currency [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 1,952,845	$ 23,262	3,501,675	43,091
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	83.950	83.950
Foreign Currency [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 185,865	$ 2,214	$ 26,410	$ 325
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	83.950	83.950

[1]	Sell exchange rate at the end of fiscal year
[2]	Buy exchange rate at the end of fiscal year